1933 Act File No. 2-98494
                                               1940 Act File No. 811-4489

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                     ----

      Pre-Effective Amendment No.         ...........................

      Post-Effective Amendment No.   22   ...........................   X
                                   -------                           ----

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                    ----

      Amendment No.  20    ..........................................X
                    -------                                          ----

                  FEDERATED U.S. GOVERNMENT BOND FUND

          (Exact Name of Registrant as Specified in Charter)

    Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
               (Address of Principal Executive Offices)

                            (412) 288-1900
                    (Registrant's Telephone Number)

                      John W. McGonigle, Esquire,
                      Federated Investors Tower,
                  Pittsburgh, Pennsylvania 15222-3779
                (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
  X on OCTOBER 31, 1997 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule
    485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         CROSS-REFERENCE SHEET

         This Amendment to the Registration Statement of FEDERATED U.S. GOVERNMENT BOND FUND is comprised of the following:

PART A.         INFORMATION REQUIRED IN A PROSPECTUS.

                                                              PROSPECTUS HEADINg
                                                              (Rule 404(c) Cross Reference)

Item 1.           Cover Page..................................Cover Page.

Item 2.           Synopsis....................................Summary of Fund Expenses.

Item 3.           Condensed Financial
                   Information................................Financial Highlights; Performance Information.

Item 4.           General Description of
                   Registrant.................................General Information; Investment Information;
                                                              Investment Objective; Investment Policies;
                                                              Investment Limitations.

Item 5.           Management of the Fund......................Fund Information; Management of the Fund;
                                                              Distribution of Fund Shares;
                                                              Administration of the Fund.

Item 6.           Capital Stock and Other
                   Securities.................................Dividends; Capital Gains; Shareholder Information;
                                                              Voting Rights; Tax Information; Federal Income Tax;
                                                              State and Local Taxes.

Item 7.           Purchase of Securities Being
                   Offered....................................Net Asset Value; Investing in the Fund;
                                                              Share Purchases; Minimum Investment Required;
                                                              What Shares Cost; Exchanging Securities for Fund Shares;
                                                              Confirmations and Account Statements.
Item 8.           Redemption or Repurchase....................Redeeming Shares; Telephone Redemption;
                                                              Redeeming Shares By Mail; Accounts with Low Balances.

Item 9.           Legal Proceedings...........................None.





PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.          Cover Page..................................Cover Page.

Item 11.          Table of Contents...........................Table of Contents.

Item 12.          General Information and
                   History....................................General Information About the Fund;
                                                              Massachusetts Partnership Law; About Federated
                                                              Investors; Appendix.

Item 13.          Investment Objectives and
                   Policies...................................Investment Objective and Policies;
                                                              Investment Limitations.

Item 14.          Management of the Fund                      Federated U.S. Government Bond Fund
                                                              Management; Trustee Compensation.

Item 15.          Control Persons and Principal
                   Holders of Securities                      Fund Ownership.

Item 16.          Investment Advisory and Other
                   Services...................................Investment Advisory Services;
                                                              Other Services.

Item 17.          Brokerage Allocation........................Brokerage Transactions.

Item 18.          Capital Stock and Other
                   Securities                                 Not Applicable.

Item 19.          Purchase, Redemption and
                   Pricing of Securities Being
                   Offered....................................Purchasing Shares; Determining Net Asset Value;
                                                              Redeeming Shares; Exchanging Securities
                                                              for Fund Shares.

Item 20.          Tax Status..................................Tax Status.

Item 21.          Underwriters                                Not applicable.

Item 22.          Calculation of Performance
                   Data                                       Total Return; Yield; Performance
                                                              Comparisons.

Item 23.          Financial Statements                        Filed in Part A.






Federated U.S. Government Bond Fund

PROSPECTUS

A no-load, open-end, diversified management investment company (a mutual fund) investing primarily in U.S. government bonds to pursue total return.

This prospectus contains the information you should read and know before you invest in Federated U.S. Government Bond Fund (the "Fund"). Keep this prospectus for future reference.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL.     The Fund has also filed a Statement of Additional
Information dated October 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed on the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated October 31, 1997

TABLE OF CONTENTS

 Summary of Fund Expenses                  1
 Financial Highlights                      2
 General Information                       3
 Investment Information                    3
 Investment Objective                      3
 Investment Policies                       3
 Investment Limitations                    6
 Fund Information                          6
 Management of the Fund                    6
 Distribution of Fund Shares               7
 Administration of the Fund                7
 Net Asset Value                           8
 Investing in the Fund                     8
 Share Purchases                           8
 Minimum Investment Required               8
 What Shares Cost                          8
 Exchanging Securities for Fund Shares     8
 Confirmations and Account Statements      8
 Dividends                                 9
 Capital Gains                             9
 Redeeming Shares                          9
 Telephone Redemption                      9
 Redeeming Shares by Mail                  9
 Accounts with Low Balances                9
 Shareholder Information                  10
 Voting Rights                            10
 Tax Information                          10
 Federal Income Tax                       10
 State and Local Taxes                    10
 Performance Information                  10
 Financial Statements                     11
 Report of Independent Public Accountants 18

SUMMARY OF FUND EXPENSES

                             SHAREHOLDER TRANSACTION EXPENSES

         Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested
Difidends (as a perdentage of offering price None Contingent Deferred
Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable) None Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

                               ANNUAL OPERATING EXPENSES
                        (As a percentage of average net assets)
Management Fee (after waiver)(1)                                                          0.44%
12b-1 Fee                                                                                  None
Total Other Expenses                                                                      0.41%
    Shareholder Services Fee (after waiver)(2)                                       0.05%
Total Operating Expenses(3)                                                               0.85%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.60%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 1.21% absent the voluntary waivers of portions of the management fee and shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming
 (1) 5% annual return and (2) redemption at the end of each time period.

 1 year                                                                                        $ 9
 3 years                                                                                       $ 27
 5 years                                                                                       $ 47
 10 years                                                                                      $105

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 18.

                                                       YEAR ENDED AUGUST 31,
                              1997     1996      1995      1994     1993     1992     1991     1990     1989     1988
 NET ASSET VALUE,
 BEGINNING OF PERIOD         $ 9.94   $10.45    $ 9.72    $11.04   $10.03   $ 9.48   $ 8.90   $ 9.12   $ 8.78   $ 9.08
 INCOME FROM INVESTMENT
 OPERATIONS
   Net investment income       0.60     0.60      0.60      0.54     0.58     0.63     0.66     0.71     0.70     0.76
   Net realized and
   unrealized gain (loss)
   on investments              0.48    (0.43)     0.73     (1.09)    1.01     0.55     0.58    (0.22)    0.34    (0.30)
   Total from investment
   operations                  1.08     0.17      1.33     (0.55)    1.59     1.18     1.24     0.49     1.04     0.46
 LESS DISTRIBUTIONS
   Distributions from net
   investment income          (0.60)   (0.60)    (0.60)    (0.54)   (0.58)   (0.63)   (0.66)   (0.71)   (0.70)   (0.76)
   Distributions from net
   realized gain on
   investments                (0.12)   (0.08)      --      (0.23)     --       --       --       --       --       --
   Total distributions        (0.72)   (0.68)    (0.60)    (0.77)   (0.58)   (0.63)   (0.66)   (0.71)   (0.70)   (0.76)
 NET ASSET VALUE, END OF
 PERIOD                      $10.30   $ 9.94    $10.45    $ 9.72   $11.04   $10.03   $ 9.48   $ 8.90   $ 9.12   $ 8.78
 TOTAL RETURN(A)              11.13%    1.37%    14.34%    (5.23)%  16.44%   12.89%   14.37%    5.50%   12.35%    5.23%
 RATIOS TO AVERAGE NET
 ASSETS
   Expenses                    0.85%    0.85%     0.85%     0.83%    0.81%    0.88%    0.78%    0.78%    0.80%    0.75%
   Net investment income
   Expense                     5.85%    5.71%     6.10%     5.25%    5.58%    6.54%    7.17%    7.81%    7.87%    8.40%
   waiver/reimbursement(b)     0.36%    0.31%     0.22%     0.17%    0.62%    0.88%    0.85%    0.76%    0.96%    1.17%
 SUPPLEMENTAL DATA
   Net assets, end of
   period (000 omitted)     $68,641  $84,806  $124,696  $138,016  $82,737  $34,125  $27,427  $43,729  $36,325  $13,125
   Portfolio turnover            90%      53%       37%       22%      53%      98%      73%      42%      35%     152%

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Fund was established as a Massachusetts business trust under a Declaration of Trust dated May 24, 1985. The Declaration of Trust permits the Fund to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has not established separate portfolios of securities or separate classes of shares.

The Fund is designed primarily for individuals and institutions seeking total return through a professionally managed, diversified portfolio consisting primarily of U.S. government bonds. A minimum initial investment of $25,000 over a 90-day period is required.

Fund shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to pursue total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective stated above cannot be changed without approval of shareholders. Unless stated otherwise, the investment policies and limitations stated below cannot be changed without shareholder approval. A description of the ratings categories is contained in the Appendix to the Statement of Additional Information.

INVESTMENT POLICIES

ACCEPTABLE INVESTMENTS

The Fund invests primarily in debt obligations (i.e., bills, notes and bonds) of the U.S. government, its agencies and instrumentalities, with at least 65% of the value of its total assets being invested under normal circumstances in U.S. government bonds. This policy may be changed without shareholder approval. The Fund will limit its investments to those that are permitted for purchase by federally chartered savings associations pursuant to applicable rules, regulations, or interpretations of the Office of Thrift Supervision. Should additional permitted investments be allowed as a result of future changes in applicable regulations or federal laws, the Fund reserves the right, without shareholder approval, to make such investments consistent with the Fund's investment objective, policies, and limitations. Further, should existing statutes or regulations change, so as to cause any securities held by the Fund to become ineligible for purchase by federally chartered savings associations, the Fund will dispose of those securities at times advantageous to the Fund. The permitted investments of the Fund are:

   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;
   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;
   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies or instrumentalities which receive or have access to federal funding; and

   * domestic issues of corporate debt obligations (rated Aaa, Aa, or A by Moody's Investors Service, Inc. ("Moody's"); AAA, AA, or A by Standard & Poor's ("S&P"); or AAA, AA, or A by Fitch Investors Service, Inc.
     ("Fitch")).

The prices of fixed income securities (debt obligations) fluctuate inversely to the direction of interest rates.

The obligations of U.S. government agencies or instrumentalities which the Fund may buy are backed in a variety of ways by the U.S. government, its agencies or instrumentalities. Some of these obligations are backed by the full faith and credit of the U.S. Treasury.

The Fund may also purchase put options on financial futures contracts and on portfolio securities and write call options on its portfolio securities. The Fund will engage in such transactions only to the extent permitted under applicable Office of Thrift Supervision rules, regulations, or interpretations thereof.

RESTRICTED AND ILLIQUID SECURITIES

The Fund intends to invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities determined by the Trustees to be illiquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10%
of its net assets.     The Fund may invest in commercial paper issued
in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under the federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitations applicable to
illiquid securities.      TEMPORARY INVESTMENTS

The Fund may also invest temporarily in cash and money market instruments during times of unusual market conditions for defensive purposes and to maintain liquidity. These money market instruments consist of:

   * commercial paper which matures in 270 days or less so long as at least two ratings are high-quality ratings by nationally recognized rating services. Such ratings would include: A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch;
   * time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF") or in institutions whose accounts are insured by the Savings Association Insurance Fund, including certificates of deposit issued by and other time deposits in foreign branches of BIF-insured banks which, if negotiable, mature in six months or less or if not negotiable, either mature in ninety days or less, or are withdrawable upon notice not exceeding ninety days;

   * bankers' acceptances issued by a BIF-insured bank, or issued by the bank's Edge Act subsidiary and guaranteed by the bank, with remaining maturities of nine months or less. The total acceptances of any bank held by the Fund cannot exceed 0.25% of such bank's total deposits according to the bank's last published statement of condition preceding the date of acceptance;
   * obligations of the U.S. government or its agencies or instrumentalities; and
   * repurchase agreements collateralized by eligible investments.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase
prices.     LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

PUT AND CALL OPTIONS

The Fund may purchase put options on financial futures contracts and put options on portfolio securities. Financial futures may include index futures. These options will be used as a hedge to attempt to protect securities which the Fund holds against decreases in value. For the immediate future, the Fund will enter into futures contracts directly only when it desires to exercise a financial futures put option in its portfolio rather than either closing out the option or allowing it to expire. The Fund will only purchase puts on financial
futures contracts which are traded on a recognized exchange.     The
Fund will generally purchase over-the-counter put options on portfolio securities in negotiated transactions with the writers of the options since options on the portfolio securities held by the Fund are typically not traded on an exchange. The Fund purchases options only from investment dealers and other financial associations (such as commercial banks or savings associations) deemed creditworthy by the Fund's investment adviser.

In general, over-the-counter put options differ from exchange traded put options in the following respects. Over-the-counter put options are two-party contracts with price and terms negotiated between buyer and seller, and such options are endorsed and/or guaranteed by third parties (such as a New York Stock Exchange member). Additionally, over-the-counter strike prices are adjusted to reflect dividend payments, initial strike prices are generally set at market, and option premiums (which are all time premiums) are amortized on a straight-line basis over the life of the option. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from the Clearing Corporation. Strike prices are not adjusted for dividends, and options are marked to market, thereby obviating the need to amortize the time premium. Exchange-traded options have a continuous liquid market while
over-the-counter options do not.      The Fund may also write call
options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. The call options which the Fund writes and sells must be listed on a recognized options exchange. Although the Fund reserves the right to write covered call options on its entire portfolio, it will not write such options on more than 25% of its total assets unless a higher limit is authorized by its Trustees.

The Fund may attempt to hedge the portfolio by entering into financial futures contracts and to write calls on financial futures contracts. The Fund will notify shareholders before it begins engaging in these transactions.

RISKS

When the Fund writes a call option, the Fund risks not participating in any rise in the value of the underlying security. In addition, when the Fund purchases puts on financial futures contracts to protect against declines in prices of portfolio securities, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and its corresponding put to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In such an event, the Fund may lose the purchase price of the put option. Finally, it is not certain that a secondary market for options will exist at all times. Although the investment adviser will consider liquidity before entering into option transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. The Fund's ability to establish and close out option positions depends on this secondary market.

The Fund will engage in such transactions only to the extent permitted under applicable rules, regulations, or interpretations thereof of the Office of Thrift Supervision.

PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.

INVESTMENT LIMITATIONS

The Fund will not:

   * borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may:
   * borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings;
   * lend any of its assets except portfolio securities up to one-third of the value of its total assets;
   * sell securities short except, under strict limitations, it may maintain open short positions so long as not more than 10% of the value of its net assets is held as collateral for those positions;
   * invest more than 10% of the value of its total assets in securities subject to restrictions on resale under the federal securities laws (except for commercial paper issued under Section 4(2) of the Securities Act of 1933);

   * underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations;

   * invest more than 5% of its total assets in securities of one issuer (except cash and cash items, repurchase agreements, and U.S. government obligations). The Fund may invest up to 15% of its total assets in the certificates of deposit of one bank; or
   * invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Fund's powers, except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

  ADVISORY FEES

  The Fund's adviser receives an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The investment advisory contract allows for the voluntary reimbursement of expenses by the adviser from time to time. The adviser can terminate any voluntary reimbursement of expenses at any time at its sole
  discretion.      ADVISER'S BACKGROUND     Federated Management, a
  Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

  Susan M. Nason has been the Fund's portfolio manager since 1994. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Fund's investment adviser since April 1997. Ms. Nason served as a Vice President of the investment adviser from 1993 to 1997, and as an Assistant Vice President from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

  Donald T. Ellenberger has been a portfolio manager of the Fund since October 1997. Mr. Ellenberger joined Federated in 1996 as a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's adviser since March 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

Both the Fund and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees and could result in severe penalties.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Fund to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars at recreational-type facilities for their employees, providing sales literature and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:
 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS
 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND

SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

BY WIRE

To purchase shares of the Fund by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated U.S. Government Bond Fund; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase shares of the Fund by mail, send a check made payable to Federated U.S. Government Bond Fund to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company ("State Street Bank"), into federal funds. This is normally the next business day after the check is received by State Street Bank.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000 plus any financial intermediary's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a financial intermediary may be subject to a smaller minimum investment.

WHAT SHARES COST

Fund shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.
Investors who purchase Fund shares through a financial intermediary may be charged an additional service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain securities or a combination of securities and cash for Fund shares. The securities and any cash must have a market value of at least $25,000. The Fund reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Fund are valued in the same manner as the Fund values its assets. Investors wishing to exchange securities
should first contact Federated Securities Corp.     CONFIRMATIONS AND
ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for shares is placed on the preceding business day, shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent into federal funds. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by contacting the Fund.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

REDEEMING SHARES

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, provided State Street Bank has received payment for shares from the shareholder. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, shareholders may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Redeeming Shares by Mail," should be considered.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name; the account name as registered with the Fund; the account number, and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or saving association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of any portfolios in the Fund have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

As a Massachusetts business trust, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Fund's outstanding shares.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Fund, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the Fund's portfolio securities would be subject to such taxes if
owned directly by residents of those jurisdictions.      Shareholders
are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
The yield of the Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the
dividends or other distributions paid to shareholders.      The Fund
is sold without any sales charge or other similar non-recurring charges.

From time to time, advertisements for the Fund may refer to ratings, rankings and other information in certain financial publications and/or compare the Fund's performance to certain indices.

PORTFOLIO OF INVESTMENTS

FEDERATED U.S. GOVERNMENT BOND FUND

AUGUST 31, 1997

     PRINCIPAL
       AMOUNT                                                                             VALUE

 U.S. GOVERNMENT OBLIGATIONS--97.2%
 U.S. TREASURY NOTES AND BONDS--94.1%
 $         2,500,000 6.125%, 12/31/2001                                               $   2,492,800
           1,350,000 6.25%, 1/31/2002                                                     1,351,985
           2,500,000 6.25%, 6/30/2002                                                     2,502,450
           3,000,000 11.125%, 8/15/2003                                                   3,710,880
           1,750,000 12.375%, 5/15/2004                                                   2,320,780
           4,800,000 7.25%, 8/15/2004                                                     5,046,816
           4,700,000 12.00%, 5/15/2005                                                    6,286,438
           1,600,000 6.875%, 5/15/2006                                                    1,649,584
           6,500,000 7.00%, 7/15/2006                                                     6,756,750
           1,000,000 6.50%, 10/15/2006                                                    1,006,480
           2,000,000 13.25%, 5/15/2014                                                    3,077,360
           5,000,000 7.25%, 5/15/2016                                                     5,307,450
           5,000,000 8.125%, 8/15/2019                                                    5,812,600
           7,000,000 8.75%, 8/15/2020                                                     8,667,260
           4,500,000 8.00%, 11/15/2021                                                    5,191,200
           1,000,000 6.00%, 2/15/2026                                                       915,010
           1,500,000 6.75%, 8/15/2026                                                     1,517,265
           1,000,000 6.375%, 8/15/2027                                                      969,660
                         TOTAL                                                           64,582,768
 FEDERAL HOME LOAN BANK NOTE--3.1%
           2,000,000 7.59%, 3/10/2005                                                     2,127,660
                         TOTAL U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $64,190,688) 66,710,428

 (A)REPURCHASE AGREEMENT--1.8%
           1,265,000 BT Securities Corp., 5.580%, dated 8/29/1997, due 9/2/1997
                     (at amortized cost)                                                  1,265,000
                         TOTAL INVESTMENTS (IDENTIFIED COST $65,455,688)(B)            $ 67,975,428

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $65,461,269. The net unrealized appreciation of investments on a federal tax basis amounts to $2,514,159 which is comprised of $2,601,263 appreciation and $87,104 depreciation at August 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($68,641,146) at August 31, 1997.

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

FEDERATED U.S. GOVERNMENT BOND FUND

AUGUST 31, 1997

 ASSETS:
 Total investments in securities, at value (identified cost $65,455,688 and            $ 67,975,428
 tax cost $65,461,269)
 Income receivable                                                                          862,251
 Receivable for shares sold                                                                  74,402
   Total assets                                                                          68,912,081
 LIABILITIES:
 Payable for shares redeemed                                                $   3,240
 Income distribution payable                                                  197,043
 Payable to Bank                                                               60,505
 Accrued expenses                                                              10,147
   Total liabilities                                                                        270,935
 Net Assets for 6,665,757 shares outstanding                                           $ 68,641,146
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $ 64,136,945
 Net unrealized appreciation of investments                                               2,519,740
 Accumulated net realized gain on investments                                             1,984,461
   Total Net Assets                                                                    $ 68,641,146
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $68,641,146 / 6,665,757 shares outstanding                                                  $10.30

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

FEDERATED U.S. GOVERNMENT BOND FUND

YEAR ENDED AUGUST 31, 1997

 INVESTMENT INCOME:
 Interest                                                                               $ 5,119,597
 EXPENSES:
 Investment advisory fee                                                  $   458,492
 Administrative personnel and services fee                                    125,002
 Custodian fees                                                                15,262
 Transfer and dividend disbursing agent fees and expenses                      23,230
 Directors'/Trustees' fees                                                     10,402
 Auditing fees                                                                 14,438
 Legal fees                                                                     3,091
 Portfolio accounting fees                                                     45,427
 Shareholder services fee                                                     191,038
 Share registration costs                                                      20,942
 Printing and postage                                                          10,286
 Insurance premiums                                                             3,236
 Miscellaneous                                                                  7,095
   Total expenses                                                             927,941
 Waivers--
   Waiver of investment advisory fee                        $ (122,217)
   Waiver of shareholder services fee                         (152,831)
     Total waivers                                                          (275,048)
       Net expenses                                                                         652,893
         Net investment income                                                            4,466,704
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                         2,346,459
 Net change in unrealized appreciation of investments                                     1,724,197
   Net realized and unrealized gain on investments                                        4,070,656
     Change in net assets resulting from operations                                     $ 8,537,360

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

FEDERATED U.S. GOVERNMENT BOND FUND

                                                                          YEAR ENDED AUGUST 31,
                                                                         1997              1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $     4,466,704  $     5,540,398
 Net realized gain (loss) on investments ($2,322,664 and                 2,346,459        2,200,449
 $2,200,449 net gains, respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation                      1,724,197       (5,262,955)
   Change in net assets resulting from operations                        8,537,360        2,477,892
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                               (4,466,704)      (5,540,398)
 Distributions from net realized gains                                    (893,676)        (716,127)
   Change in net assets resulting from distributions to                 (5,360,380)      (6,256,525)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                           80,772,073      102,051,549
 Net asset value of shares issued to shareholders in payment of          2,286,293        1,691,349
 distributions declared
 Cost of shares redeemed                                              (102,400,293)    (139,853,982)
   Change in net assets resulting from share transactions              (19,341,927)     (36,111,084)
     Change in net assets                                              (16,164,947)     (39,889,717)
 NET ASSETS:
 Beginning of period                                                    84,806,093      124,695,810
 End of period                                                     $    68,641,146  $    84,806,093

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

FEDERATED U.S. GOVERNMENT BOND FUND

AUGUST 31, 1997

ORGANIZATION

Federated U.S. Government Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the fund is to pursue total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                        YEAR ENDED AUGUST 31,
                                                          1997         1996
Shares sold                                           7,825,538    9,780,023
Shares issued to shareholders in payment of
distributions declared                                  222,638      162,691
Shares redeemed                                      (9,913,133) (13,340,606)
    Net change resulting from share transactions     (1,864,957)  (3,397,892)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1997, were as follows:

PURCHASES          $67,196,474
SALES              $88,788,993


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of FEDERATED U.S. GOVERNMENT BOND
FUND:

We have audited the accompanying statement of assets and liabilities of Federated U.S. Government Bond Fund (a Massachusetts business trust), including the schedule of portfolio investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Bond Fund as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
October 1, 1997

NOTES

NOTES

[Graphic]Federated Investors

Federated U.S. Government Bond Fund

PROSPECTUS

OCTOBER 31, 1997

A No-Load, Open-End, Diversified Management Investment Company

FEDERATED U.S. GOVERNMENT BOND FUND
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA
15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors
Tower Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank
and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor
Federated Investors Tower
Pittsburgh, PA  15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 314284100
8100308A (10/97)

[Graphic]






Federated U.S. Government Bond Fund

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus of the Fund dated October 31, 1997. This Statement is not a prospectus. You may request a copy of the prospectus or a copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA 15222-3779

STATEMENT DATED OCTOBER 31, 1997      [Graphic]Federated Investors
Federated Securities Corp., Distributor Federated Investors Tower
Pittsburgh, PA 15222-3779 1-800-341-7400 www.federatedinvestors.com

Cusip 314284100

8100308B (10/97)

TABLE OF CONTENTS

 GENERAL INFORMATION ABOUT THE FUND 1 INVESTMENT OBJECTIVE AND POLICIES 1 Types of Investments 1 When-Issued and Delayed Delivery Transactions 1 Repurchase Agreements 2 Lending of Portfolio Securities 3 Reverse Repurchase Agreements 3 Portfolio Turnover 3 INVESTMENT LIMITATIONS 4 Buying on Margin 4 Issuing Senior Securities and Borrowing Money 4 Pledging Assets 4 Investing in Real Estate 4 Investing in Commodities 4 Restricted Securities 4 Underwriting 4 Lending Cash or Securities 4 Concentration of Investments 4 Selling Short 5 Investing in Minerals 5 Diversification of Investments 5 Acquiring Securities 5 Investing in New Issuers 5 Investing in Issuers whose Securities are owned by Officers and Trustees of the Fund 5 Investing In Illiquid Securities 5 Writing Covered Call Options and Purchasing Put Options 5 FEDERATED U.S. GOVERNMENT BOND FUND MANAGEMENT 6 Fund Ownership 9 Trustee Compensation 10 Trustee Liability 10 INVESTMENT ADVISORY SERVICES 10 Adviser to the Fund 10 Advisory Fees 11 Other Related Services 11 BROKERAGE TRANSACTIONS 11 OTHER SERVICES 11 Administrative Services 11 Custodian and Portfolio Accountant 11 Transfer Agent 11 Independent Public Accountants 12 Shareholder Services 12 PURCHASING SHARES 12 Conversion to Federal Funds 12 DETERMINING NET ASSET VALUE 12 Determining Market Value of Securities 12 REDEEMING SHARES 13 MASSACHUSETTS PARTNERSHIP LAW 13 EXCHANGING SECURITIES FOR FUND SHARES 13 Tax Consequences 13 TAX STATUS 13 The Fund's Tax Status 13 Shareholders' Tax Status 13 TOTAL RETURN 14 YIELD 14 PERFORMANCE COMPARISONS 14 Economic and Market Information 15 ABOUT FEDERATED INVESTORS 16 Mutual Fund Market 16 APPENDIX 17

GENERAL INFORMATION ABOUT THE FUND

Federated U.S. Government Bond Fund (the "Fund") was established as a Massachusetts business trust under a Declaration of Trust dated May 24, 1985. On August 30, 1993, shareholders of the Fund approved changing the name of the Fund from Federated Bond Fund to Federated U.S. Government Bond Fund.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to pursue total return. The investment objective cannot be changed without approval of shareholders. Unless stated otherwise, the investment policies stated below cannot be changed without shareholder approval.

TYPES OF INVESTMENTS

The Fund invests primarily in debt obligations (i.e. bills, notes, and bonds) of the U.S. government, its agencies and instrumentalities, with at least 65% of the value of its total assets being invested under normal circumstances in U.S. government bonds. This policy may be changed without shareholder approval. The permitted investments of the Fund include:

   * obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; and

   * domestic issues of corporate debt obligations (rated Aaa, Aa, or A by Moody's Investors Service, Inc.; AAA, AA, or A by Standard & Poor's; or AAA, AA, or A by Fitch Investors Service, Inc.).

U.S. GOVERNMENT OBLIGATIONS

The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

   * the full faith and credit of the U.S. Treasury; the issuer's right to borrow from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

   * Farm Credit Banks;
   * Banks for Cooperatives;
   * Federal Home Loan Banks;
   * The Student Loan Marketing Association; and
   * Federal National Mortgage Association.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies, not for investment leverage. These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. As a matter of policy which can be changed without shareholder approval, the Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more
than 20% of the total value of its assets.      REPURCHASE AGREEMENTS

The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").

 OPTION TRANSACTIONS

   As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio through the purchase of put options on portfolio securities and listed put options on financial futures contracts for portfolio securities. The Fund may also write covered call options on its portfolio securities to attempt to increase its current income. The Fund will only engage in such transactions to the extent permitted under applicable rules, regulations, or interpretations thereof of the Office of Thrift Supervision.

   The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired.

   An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

 PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS

   The Fund may purchase listed put options on financial futures contracts. These options will be used only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.

   A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of instrument called for in the contract ("going short") and the buyer who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If the Fund could enter into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period.

   Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

   Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities.

   Alternately, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price.

   Currently, the Fund will only enter into futures contracts in order to exercise put options in its portfolio. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

 PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES

   The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

 WRITING COVERED CALL OPTIONS

   The Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price.

   The Fund may only sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration).

   The Fund will only engage in such transactions to the extent permitted under applicable Office of Thrift Supervision rules, regulations, or interpretations thereof.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund.

During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. The securities are marked to market daily and maintained until the transaction is settled.

During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended August 31, 1997, and 1996, the portfolio turnover rates
were 90%, and 53%, respectively.      INVESTMENT LIMITATIONS

BUYING ON MARGIN

The Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

INVESTING IN REAL ESTATE

The Fund will not buy or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities. However, the Fund may purchase put options on portfolio securities and on financial futures contracts. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell calls on financial futures contracts. The Fund will notify shareholders before such a change in its operating policies is implemented.

RESTRICTED SECURITIES

The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under the federal securities laws (except for commercial paper issued under Section 4(2) of the Securities Act of 1933).

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets except portfolio securities in accordance with that section of the prospectus entitled "Lending of Portfolio Securities."

CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of the value of its total assets in any one industry. However, investing in U.S. government obligations shall not be considered investments in any one industry.

SELLING SHORT

The Fund will not sell securities short unless:

   * during the time the short position is open, it owns an equal amount of the securities sold or securities readily and freely convertible into or exchangeable, without payment of additional consideration, for securities of the same issuer as, and equal in amount to, the securities sold short; and
   * not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

INVESTING IN MINERALS

The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs, although it may purchase the securities of issuers which invest in or sponsor such programs.

DIVERSIFICATION OF INVESTMENTS

The Fund will not invest more than 5% of the value of its total assets in any one issuer (except cash and cash items, repurchase agreements, and U.S. government obligations). The Fund may invest up to 15% of its total assets in the certificates of deposit of one bank.

The Fund considers the type of bank obligations it purchases as cash items.

ACQUIRING SECURITIES

The Fund will not purchase securities of a company for the purpose of exercising control or management.

INVESTING IN NEW ISSUERS

The Fund will not invest more than 5% of the value of its total assets in portfolio instruments of unseasoned issuers, including their predecessors, that have been in operation for less than three years.

INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE FUND

The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Fund or its investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

WRITING COVERED CALL OPTIONS AND PURCHASING PUT OPTIONS

The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

The above investment limitations cannot be changed without shareholder approval.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The use of short sales will allow the Fund to retain certain bonds in its portfolio longer than it would without such sales. To the extent the Fund receives the current income produced by such bonds for a longer period than it might otherwise, the Fund's investment objective of total return (which includes current income) is furthered.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

The Fund did not engage in options transactions or reverse repurchase agreements, sell securities short, borrow money, or invest in illiquid securities in excess of 5% of the value of its total assets during the last fiscal year, and has no present intent to do so in the coming fiscal year.

FEDERATED U.S. GOVERNMENT BOND FUND MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated U.S. Government Bond Fund, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley

15 Old Timber Trail

Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.

Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland

One PNC Plaza--23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd

571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*

3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@

Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden

One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer

203 Kensington Ct.

Pittsburgh, PA

Birthdate: October 6, 1926

Trustee

Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.

President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar

1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts

4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

Glen R. Johnson

Federated Investors Tower
Pittsburgh, PA

Birthdate: May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

J. Christopher Donahue

Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales

Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle

Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher

Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the
  Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.
     FUND OWNERSHIP

Officers and Trustees own less than 1% of the Fund's outstanding
shares.     As of September 30, 1997, the following shareholders of
record owned 5% or more of the shares of the Fund: Charles Schwab & Co., Inc., San Francisco, California owned approximately 463,990.8550 shares (6.87%); Edward C. Gonzales, TTEE Federated Investors Employee PSP, Pittsburgh, Pennsylvania owned approximately 396,976.9870 shares (5.88%); and JATO, National City Bank, Minneapolis, Minnesota owned
approximately 369,728.4400 shares (5.47%).      TRUSTEE COMPENSATION

                       AGGREGATE
NAME                 COMPENSATION
POSITION WITH             FROM                  TOTAL COMPENSATION PAID
FUND                     FUND*#                     FROM FUND COMPLEX+
John F. Donahue               $0                 $0 for the Fund and
Chairman and Trustee                             56 other investment companies in the Fund Complex

Thomas G. Bigley           $1070                 $108,725 for the Fund and
Trustee                                          56 other investment companies in the Fund Complex

John T. Conroy, Jr.        $1177                 $119,615 for the Fund and
Trustee                                          56 other investment companies in the Fund Complex

William J. Copeland        $1177                 $119,615 for the Fund and
Trustee                                          56 other investment companies in the Fund Complex

James E. Dowd              $1177                 $119,615 for the Fund and
Trustee                                          56 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.    $1070                 $108,725 for the Fund and
Trustee                                          56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.    $1177                 $119,615 for the Fund and
Trustee                                          56 other investment companies in the Fund Complex

Peter E. Madden            $1070                 $108,725 for the Fund and
Trustee                                          56 other investment companies in the Fund Complex

Gregor F. Meyer            $1070                 $108,725 for the Fund and
Trustee                                          56 other investment companies in the Fund Complex

John E. Murray, Jr.        $1070                 $108,725 for the Fund and
Trustee                                          56 other investment companies in the Fund Complex

Wesley W. Posvar           $1070                 $108,725 for the Fund and
Trustee                                          56 other investment companies in the Fund Complex

Marjorie P. Smuts          $1070                 $108,725 for the Fund and
Trustee                                          56 other investment companies in the Fund Complex

* Information is furnished for the fiscal year ended August 31, 1997.

# The aggregate compensation is provided for the Fund which is comprised of one portfolio.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Fund's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended August 31, 1997, 1996, and 1995, the Fund's adviser earned $458,492, $582,504, and $846,894, respectively, of which $122,217, $102,131, and $31,460, respectively, was voluntarily waived because of undertakings to limit the Fund's expenses.

OTHER RELATED SERVICES

Affiliates of the adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services.

These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended August 31, 1997, 1996, and 1995, the Fund paid no brokerage
commissions on brokerage transactions.      Although investment
decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended August 31, 1997, 1996, and 1995, the Administrators earned $125,002,
$125,000, and $125,000, respectively.      CUSTODIAN AND PORTFOLIO
ACCOUNTANT     State Street Bank and Trust Company ("State Street
Bank"), Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets
for the period, plus out-of-pocket expenses.      TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services and to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by (1) providing personal services to the shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholder's requests and inquiries concerning their accounts. For the fiscal years ended August 31, 1997 and 1996, the Fund paid shareholder services fees in the amounts of $191,038 and $242,710, of which $152,831 and
$194,168, respectively, was waived.      PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days on which the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

   * according to the last sale price on a national securities exchange, if available;
   * in the absence of recorded sales for equity securities, according to the mean between the current closing bid and asked prices and for bonds and other fixed income securities as determined by an independent pricing service;

   * for short-term obligations, according to the mean between bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Trustees determine this is not fair value; or

   * at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:

   * yield;
   * quality;
   * coupon rate;
   * maturity;
   * type of issue;
   * trading characteristics; and
   * other market data.

Over-the-counter put options will be valued at the mean between the bid and the asked prices.

REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Fund or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange securities they already own for Fund shares, or they may exchange a combination of securities and cash for Fund shares. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.

The Fund values securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Fund, along with the securities.

TAX CONSEQUENCES

Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

   * derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

   * invest in securities within certain statutory limits; and

   * distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

 CAPITAL GAINS

   Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.

TOTAL RETURN

The Fund's average annual total returns for the one-year, five-year, and ten-year periods ended August 31, 1997, were 11.13%, 7.28%, and 8.63%, respectively. The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

YIELD

The Fund's yield for the thirty-day period ended August 31, 1997, was
5.49%.      The yield for the Fund is determined by dividing the net
investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:

   * average portfolio maturity;
   * type of instruments in which the portfolio is invested; * changes in interest rates and market value of portfolio securities; * changes in Fund expenses; and * various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   * LEHMAN BROTHERS GOVERNMENT INDEX is comprised of long term bonds publicly issued by the U.S. government or its agencies. It is limited to securities with maturities of 10 years or longer. The index calculates total return for one-month, three-month, twelve-month and ten-year periods and year-to-date.
   * MERRILL LYNCH LONG TERM GOVERNMENT INDEX is an unmanaged index comprised of publicly issued U.S. government or U.S. agency debt obligations with final maturities of 10 years or longer.
   * LEHMAN BROTHERS LONG TERM TREASURY INDEX is comprised of U.S. Treasury securities, publicly issued by the U.S. Treasury. It is limited to securities with final maturities of 10 years or longer. The index calculates total returns for one-month, three-month, twelve-month and ten-year periods and year-to-date.
   * LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. The index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.
   * SALOMON BROTHERS AAA-AA CORPORATES INDEX calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.
   * LEHMAN BROTHERS LONG TERM CORPORATE INDEX is comprised of publicly issued fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. All bonds are at least 10 years in length of maturity and are rated at least BBB by one of the major rating agencies.
   * MERRILL LYNCH 10-15 YEAR U.S. TREASURY INDEX is an unmanaged index tracking long-term U.S. Treasury securities with maturities between 10 and 15 years. The index is produced by Merrill Lynch, Pierce, Fenner and Smith, Inc.
   * MERRILL LYNCH 10-YEAR U.S. TREASURY INDEX is an unmanaged index tracking current 10-year Treasury notes. The index is produced by Merrill Lynch, Pierce, Fenner and Smith, Inc.
   * MERRILL LYNCH LONG TERM CORPORATE INDEX is an unmanaged index comprised of publicly issued non-convertible domestic corporate debt obligations having both a rating of BBB or higher and a maturity of 10 years or longer. These quality parameters are based on composites of rating assigned by Standard and Poor's
     Ratings Group and Moody's Investors Service, Inc.
   * MERRILL LYNCH CORPORATE & GOVERNMENT MASTER INDEX is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings
     Group and Moody's Investors Service, Inc. Only notes and bonds with a minimum maturity of one year are included.
   * MERRILL LYNCH CORPORATE MASTER INDEX is an unmanaged index comprised of approximately 4,256 corporate debt obligations rated
     BBB or better.

These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's Investors Service, Inc. Only bonds with a minimum maturity of one year are included.

   * MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for the Fund may quote total returns which are calculated or non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

 DURATION

   Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.

   Duration is calculated by dividing the sum of the time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows. When the Fund invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Fund.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
    In the government sector, as of December 31, 1996, Federated managed 9 mortgage-backed, 5 government/agency, and 17 government money market mutual funds, with assets approximating $6.3 billion, $1.7 billion, and $23.6 billion, respectively. Federated trades approximately $309 million in U.S. government and mortgage-backed securities daily and places approximately $17 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short-term and intermediate-term government markets since 1982 and currently manages nearly $30 billion in government funds within these maturity ranges.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the
more than 6,000 funds available.*      Federated Investors, through
its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

 INSTITUTIONAL CLIENTS

   Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management.

   Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

 BANK MARKETING

   Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

 BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

   Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James
   F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute

APPENDIX

STANDARD AND POOR'S CORPORATE BOND RATING DEFINITIONS

AAA --Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.

AA --Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A --Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA --Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA --Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A --Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA --Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA --Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A --Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher
ratings.     STANDARD AND POOR'S COMMERCIAL PAPER RATING DEFINITIONS
     A-1 --This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 --Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

PRIME-1 --Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

  --Leading market positions in well established industries.

  --High rates of return on funds employed.

  --Conservative capitalization structure with moderate reliance on debt and ample asset protection.

  --Broad margins in earning coverage of fixed financial charges and high internal cash generation.

  --Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 --Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+ --Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 --Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 --Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great for issues assigned "F-1+" and "F-1" ratings.





PART C.         OTHER INFORMATION.

Item 24.          Financial Statements and Exhibits:
                  (a)      Financial Statements (Filed in Part A);
                  (b)      Exhibits:
                            (1) Conformed Copy of Declaration of Trust of the Registrant, as Amended and Restated
                            (15); (2) Copy of By-Laws of the
                            Registrant, as Restated and Amended (15);
                            (3) Not applicable; (4) Copy of Specimen
                            Certificate for Shares of Beneficial
                            Interest of the Registrant (14); (5)
                            Conformed Copy of Investment Advisory
                            Contract of the Registrant (15); (6)
                            (i)Conformed Copy of the Distributor's
                            Contract (15);
                                    (ii)The Registrant hereby
                                    incorporates the conformed copy of
                                    the specimen Mutual Funds Sales
                                    and Service Agreement; Mutual
                                    Funds Service Agreement; and Plan
                                    Trustee/Mutual Funds Service
                                    Agreement from Item 24 (b) (6) of
                                    the Cash Trust Series II
                                    Registration Statement on Form
                                    N-1A, filed with the Commission on
                                    July 24, 1995. (File Numbers
                                    33-38550 and 811-6269).
                            (7)     Not applicable;
                            (8) (i)Conformed Copy of Custodian Agreement of the Registrant (15);
                        (ii)Conformed Copy of State Street Domestic Custody
                                     Fee Schedule; +
                                    (iii)Conformed Copy of Transfer Agency and
                                    Service Agreement of the Registrant (15);
                            (9)     (i)Conformed Copy of the Agreement
                                    for Fund Accounting,
                                    Administrative, Transfer Agency
                                    and Custody Services Procurement
                                    (17); (ii)Conformed Copy of
                                    Shareholder Services Agreement
                                    (15); (iii)The responses described
                                    in Item 24 (b) (6) are hereby
                                    incorporated by reference. (iv)The
                                    Registrant hereby incorporates by
                                    reference the conformed copy of
                                    the Shareholder Services
                                    Sub-Contract between Fidelity and
                                    Federated Shareholder Services
                                    from Item 24(b)(9)(iii) of the
                                    Federated GNMA Trust Registration
                                    Statement on Form N-1A, filed with
                                    the Commission on March 25, 1996.
                                    (File Nos. 2-75670 and 811-3375)







+        All exhibits are being filed electronically.

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed October 26, 1993. (File Nos. 2-98494 and 811-4489)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed October 25, 1994.
         (File Nos. 2-98494 and 811-4489)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed October 18, 1996.
      (File Nos. 2-98494 and 811-4489)

       (10) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered (15);
       (11)     Conformed Copy of Consent of Independent Public Accountants;+
       (12)     Not applicable;
       (13)     Conformed Copy of Initial Capital Understanding (15);
       (14)     Not applicable;
       (15)     Not applicable;
       (16)     Copy of Schedule for Computation of Fund Performance Data(16);
       (17)     Copy of Financial Data Schedule;+
       (18)     Not applicable;
       (19)     Conformed Copy of Power of Attorney;+


Item 25.          Persons Controlled by or Under Common Control with Registrant:

                  None

Item 26.          Number of Holders of Securities:

                                                     Number of Record Holders
                  TITLE OF CLASS                     AS OF SEPTEMBER 30, 1997
                  --------------                     ------------------------

                  Shares of Beneficial Interest                       1,009
                  (no par value)

Item 27.          Indemnification:  (11)










+        All exhibits are being filed electronically.


11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on Form N-1A October 23, 1989
         (File Nos. 2-98484 and 911-8489)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed October 25, 1994.
         (File Nos.  2-98494 and 811-4489)

16. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed October 24, 1995.
         (File Nos. 22-98484 and 811-4489)

Item 28.      Business and Other Connections of Investment Adviser:

              For a description of the other business of the investment adviser, see the section entitled "Fund Information"in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated U.S. Government Bond Fund Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:       William D. Dawson, III
                                               Henry A. Frantzen
                                               J. Thomas Madden

              Senior Vice Presidents:          Peter R. Anderson
                                               Drew J. Collins
                                               Jonathan C. Conley
                                               Deborah A. Cunningham
                                               Mark E. Durbiano
                                               J. Alan Minteer
                                               Susan M. Nason
                                               Mary Jo Ochson

              Vice Presidents:                 J. Scott Albrecht
                                               Joseph M. Balestrino
                                               Randall S. Bauer
                                               David F. Belton
                                               David A. Briggs
                                               Kenneth J. Cody
                                               Alexandre de Bethmann
                                               Michael P. Donnelly
                                               Linda A. Duessel
                                               Donald T. Ellenberger
                                               Kathleen M. Foody-Malus
                                               Thomas M. Franks
                                               Edward C. Gonzales
                                               James E. Grefenstette
                                               Susan R. Hill
                                               Stephen A. Keen
                                               Robert K. Kinsey
                                               Robert M. Kowit
                                               Jeff A. Kozemchak
                                               Marian R. Marinack
                                               Sandra L. McInerney
                                               Robert J. Ostrowski
                                               Charles A. Ritter
                                               Scott B. Schermerhorn
                                               Frank Semack
                                               Aash M. Shah
                                               William F. Stotz
                                               Tracy P. Stouffer
                                               Edward J. Tiedge
                                               Paige M. Wilhelm
                                               Jolanta M. Wysocka

              Assistant Vice Presidents:       Todd A. Abraham
                                               Stefanie L. Bachhuber
                                               Arthur J. Barry
                                               Micheal W. Casey
                                               Robert E. Cauley
                                               Donna M. Fabiano
                                               John T. Gentry
                                               William R. Jamison
                                               Constantine Kartsonsas
                                               Robert M. Marsh
                                               Joseph M. Natoli
                                               Keith J. Sabol
                                               Michael W. Sirianni
                                               Gregg S. Tenser

              Secretary:                       Stephen A. Keen

              Treasurer:                       Thomas R. Donahue

              Assistant Secretaries:           Thomas R. Donahue
                                               Richard B. Fisher
                                               Christine I. McGonigle

              Assistant Treasurer:             Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.


ITEM 29.          PRINCIPAL UNDERWRITERS:

         (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)

Name and Principal                         Positions and Offices                      Positions and Offices
 BUSINESS ADDRESS                             WITH DISTRIBUTOR                            WITH REGISTRANT


Richard B. Fisher                          Director, Chairman, Chief
Federated Investors Tower                  Executive Officer, Chief
Pittsburgh, PA 15222-3779                  Operating Officer, Asst.
                                           Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice
Federated Investors Tower                  President, Federated,
Pittsburgh, PA 15222-3779                  Securities Corp.

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer
Pittsburgh, PA 15222-3779                  Federated Securities Corp

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                            Vice President, Secretary,                             --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779


Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                            Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779




    (c)     Not applicable

Item 30.          LOCATION OF ACCOUNTS AND RECORDS:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          REGISTRANT                            Federated Investors Tower
                                                Pittsburgh, PA 15222-3779

          FEDERATED SHAREHOLDER
          SERVICES COMPANY                      Federated Investors Tower
          ("Transfer Agent, Dividend            Boston, MA 02266-8600
          Disbursing Agent and Portfolio
          Recordkeeper")

          FEDERATED SERVICES COMPANY            Federated Investors Tower
          ("Administrator")                     Pittsburgh, PA 15222-3779

          FEDERATED MANAGEMENT                  Federated Investors Tower
          ("Adviser")                           Pittsburgh, PA 15222-3779

          STATE STREET BANK AND TRUST COMPANY   P.O. Box 8600
          ("Custodian")                         Boston, MA 02266-8600



Item 31.          Management Services:  Not applicable.

Item 32. Undertakings: Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.

                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED U.S. GOVERNMENT BOND FUND, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 20th day of October, 1997.

                  FEDERATED U.S. GOVERNMENT BOND FUND

                           BY: /s/ Karen M. Brownlee
                           Karen M. Brownlee, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           October 20, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE                   DATE

By:   /s/ Karen M. Brownlee
      Karen M. Brownlee          Attorney In Fact           October 20, 1997
      ASSISTANT SECRETARY        For the Persons
                                 Listed Below

      NAME                          TITLE

John F. Donahue*                 Chairman and Trustee
                                 (Chief Executive Officer)

Glen R. Johnson*                 President

John W. McGonigle*               Treasurer, Executive
                                 Vice President and Secretary
                                 (Principal Financial and
                                 Accounting Officer)

Thomas G. Bigley*                Trustee

John T. Conroy, Jr.*             Trustee

William J. Copeland*             Trustee

James E. Dowd*                   Trustee

Lawrence D. Ellis, M.D.*         Trustee

Edward L. Flaherty, Jr.*         Trustee

Peter E. Madden*                 Trustee

Gregor F. Meyer*                 Trustee

John E. Murray, Jr.*             Trustee

Wesley W. Posvar*                Trustee

Marjorie P. Smuts*               Trustee

* By Power of Attorney